Risks Arising from Financial Instruments - Summary of Foreign Exchange Risk on Operating Activities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024 [1]
US Dollar to Brazilian Real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	$ (1,682)	$ (1,823)
Total hedges	1,671	1,456
Open position	(11)	(367)
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,203)	(1,250)
Total hedges	1,182	1,092
Open position	(21)	(158)
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(494)	(504)
Total hedges	460	482
Open position	(34)	(22)
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(385)	(373)
Total hedges	388	333
Open position	3	(40)
US Dollar to Canadian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(317)	(286)
Total hedges	312	243
Open position	(5)	(43)
US Dollar to Argentine peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(274)	(326)
Total hedges	0	0
Open position	(274)	(326)
US Dollar to Honduran Lempira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(226)	(225)
Total hedges	0	0
Open position	(226)	(225)
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(194)	(236)
Total hedges	199	215
Open position	5	(21)
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(182)	(160)
Total hedges	190	116
Open position	8	(44)
US Dollar to Chilean Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(164)	(144)
Total hedges	151	127
Open position	(13)	(17)
US Dollar to Paraguayan Guarani [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(150)	(144)
Total hedges	142	127
Open position	(8)	(17)
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(130)	(126)
Total hedges	128	106
Open position	(2)	(20)
US Dollar to Indian rupee [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(120)	(113)
Total hedges	115	69
Open position	(5)	(44)
US dollar to Dominican peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(119)	(129)
Total hedges	0	0
Open position	(119)	(129)
US Dollar to Bolivian Boliviano [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(112)	(104)
Total hedges	0	0
Open position	(112)	(104)
Euro to South African Rand [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(136)	(108)
Total hedges	133	111
Open position	(3)	3
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(123)	(91)
Total hedges	89	92
Open position	(34)	1
Mexican peso to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(118)	(153)
Total hedges	97	132
Open position	(21)	(21)
Other currency [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(502)	(567)
Total hedges	452	441
Open position	(50)	(126)
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(179)	(66)
Total hedges	201	52
Open position	$ 22	$ (14)

[1]	Amended to conform to the 2025 presentation.